BUSINESS COMBINATION	12 Months Ended
Mar. 31, 2021
BUSINESS COMBINATION
BUSINESS COMBINATION

4. BUSINESS COMBINATION

The Group completed several transactions to acquire controlling shares to enrich its products and to expand its business during the past periods. The Group makes estimates and judgments in determining the fair value of the acquired assets and liabilities, based in part on independent appraisal reports as well as its experience with purchasing similar assets and liabilities in similar industries. The amount excess of the purchase price over the fair value of the identifiable assets and liabilities acquired is recorded as goodwill. The major acquisitions during the periods presented are as follows:

Acquisition of Beijing Youxin Chefang Automotive Technical Service Co., Ltd. (“Chefang”)

Chefang is a company that engages in services related to car maintenance. In order to enhance the service quality to consumers, the Group acquired ordinary equity interests in Chefang step by step and finally controlled Chefang with the accumulated acquired ordinary equity interests stepped up to 100% in the three months ended December 31, 2018. The goodwill recognized for the acquisition was RMB7.8 million. RMB3.7 million and RMB4.1 million goodwill impairment loss was recorded for the year ended December 31, 2018 and the fiscal year ended March 31, 2021, respectively.

Acquisition of Baogu Vehicle Technology Service (Beijing) Co., Ltd. (“Baogu”)

In order to enhance the service quality to consumers, the Group obtained the power to control Baogu, a vehicle warranty service provider, step by step and acquired 100% of ordinary shares of Baogu in August 2017. The goodwill recognized from the acquisition was RMB4.2 million, and goodwill impairment was provided in full for the fiscal year ended March 31, 2021.

The results of the acquired entities’ operations have been included in continuing operation in the Company’s consolidated financial statements since their respective dates of acquisition.

Acquisition/disposal of Zhejiang Dongwang Internet Technology Co., Ltd. (“Dongwang”) and Fairlubo Auction Company Limited (“Fairlubo”)

In addition to the above mentioned business transactions, the Group acquired Fairlubo in 2015 and Dongwang in 2018, both of which engage in salvage car related business. On January 16, 2020, the Company entered into definitive agreements with Boche to divest its salvage car related business. Upon the completion of the transaction on January 31, 2020, the Group no longer retained power of control over salvage car related business, and accordingly the Salvage Car Related Subsidiaries was disposed by the Group.